Infrastructure, administration and general expenses	6 Months Ended
Jun. 30, 2021
Expenses by nature [abstract]
Infrastructure, administration and general expenses	Infrastructure, administration and general expenses

	Half year ended 30.06.21	Half year ended 30.06.20
Infrastructure costs	£m	£m
Property and equipment	709	757
Depreciation and amortisation	832	751
Lease payments	20	26
Impairment of property, equipment and intangible assets	304	32
Total infrastructure costs	1,865	1,566

Administration and general expenses
Consultancy, legal and professional fees	262	270
Marketing and advertising	163	158
Other administration and general expenses	508	516
Total administration and general expenses	933	944

Total infrastructure, administration and general expenses	2,798	2,510